Leases - Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Dec. 31, 2025
Weighted-average remaining lease term (years):
Operating lease	9 years 3 months 29 days
Weighted average discount rate:
Operating leases	4.00%